Schedule of Investments (unaudited) January 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.0%
Alabama Federal Aid Highway Finance Authority RB
4.00%, 09/01/21	$90	$94,208
5.00%, 09/01/21	530	564,119
Alabama Public School & College Authority RB
5.00%, 03/01/21	150	156,679
Series A, 5.00%, 02/01/21	165	171,781
Series A, 5.00%, 05/01/21	100	105,139
Series B, 5.00%, 01/01/21	195	202,342
Series B, 5.00%, 05/01/21	145	152,452
Auburn University RB, Series A, 5.00%, 06/01/21	100	105,469
City of Huntsville AL GO
Series A, 5.00%, 08/01/21	90	95,539
Series A, 5.00%, 03/01/22 (PR 09/01/21)	115	122,300
State of Alabama GO
Series A, 5.00%, 08/01/21	785	833,066
Series A, 5.00%, 11/01/21	100	107,140
University of Alabama (The) RB, Series A, 5.00%, 07/01/21	370	391,501

		3,101,735

Alaska — 0.1%
City of Anchorage AK Electric Revenue RB, Series A, 4.00%, 12/01/21	35	36,900
Municipality of Anchorage AK GO, Series B, 5.00%, 09/01/21 (NPFGC)	50	53,207
State of Alaska GO, Series A, 4.00%, 08/01/21	125	130,652

		220,759

Arizona — 2.8%
Arizona Board of Regents COP
Series A, 5.00%, 06/01/21	460	484,656
Series B, 5.00%, 06/01/21	125	131,700
Series C, 5.00%, 06/01/21	105	110,628
Arizona Department of Transportation State Highway Fund Revenue RB, Series A, 5.00%, 07/01/21	280	296,108
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/21	250	266,032
Arizona State University RB, Series A, 5.00%, 07/01/21	170	179,829
Arizona Transportation Board RB, 5.00%, 07/01/21	990	1,047,265
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/21	715	763,870
Series A, 5.00%, 10/01/21 (ETM)	50	53,427
City of Phoenix AZ GO, 4.00%, 07/01/21	215	224,490
City of Phoenix AZ GOL, Series C, 4.00%, 07/01/21	125	130,518
City of Phoenix Civic Improvement Corp. RB
4.00%, 07/01/21	40	41,754
5.00%, 07/01/21	575	608,724
Series A, 5.00%, 07/01/21	130	137,687
City of Scottsdale AZ GOL, 5.00%, 07/01/21	445	470,859
County of Pima AZ GO, 5.00%, 07/01/21	55	58,188
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/21	170	179,855
Series B, 5.00%, 07/01/21	135	142,826
Maricopa County Community College District GO
5.00%, 07/01/21	395	417,953
Series D, 4.00%, 07/01/21	205	214,049
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/21	170	179,879
Maricopa County Unified School District No. 80 Chandler GOL
4.00%, 07/01/21	150	156,621
5.00%, 07/01/21	300	317,433

Security	Par (000)	Value

Arizona (continued)
Pima County Regional Transportation Authority RB, 5.00%, 06/01/21	$275	$290,001
Salt River Project Agricultural Improvement & Power District RB
Series A, 5.00%, 01/01/21	500	518,780
Series A, 5.00%, 12/01/21	340	365,558
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/21	50	52,906
State of Arizona COP
5.00%, 09/01/21	100	106,446
5.00%, 10/01/21	180	192,211
University of Arizona (The) RB
4.00%, 08/01/21	115	120,341
5.00%, 06/01/21	350	369,047

		8,629,641

Arkansas — 0.6%
Arkansas Development Finance Authority RB, Series C, 5.00%, 06/01/21	190	200,391
State of Arkansas GO
5.00%, 04/01/21	200	209,568
5.00%, 06/15/21	745	786,936
5.00%, 10/01/21	365	389,947
University of Arkansas RB
Series A, 5.00%, 09/15/21	75	79,991
Series B, 5.00%, 11/01/21	30	32,153

		1,698,986

California — 7.4%
91 Express Lanes Toll Road RB, 5.00%, 08/15/21	50	53,307
Acalanes Union High School District GO, Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	350	57,515
Alameda Corridor Transportation Authority RB, Series A, 4.00%, 10/01/21	100	104,515
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/21 (AGM)(a)	25	24,628
Bay Area Toll Authority RB, Series F-1, 5.00%, 04/01/21	110	115,525
California Health Facilities Financing Authority RB, 5.00%, 08/15/21	25	26,673
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/21	100	105,971
Series A-1, 5.00%, 10/01/21	35	37,501
California Municipal Finance Authority RB, Series A, 4.00%, 10/01/21	35	36,931
California State Public Works Board RB
5.00%, 06/01/21	50	52,748
5.00%, 09/01/21	200	213,054
Series A, 5.00%, 04/01/21	70	73,366
Series A, 5.00%, 09/01/21	165	175,770
Series C, 5.00%, 10/01/21	180	192,366
Series C, 5.00%, 11/01/21	500	536,060
Series D, 4.00%, 04/01/21	75	77,743
Series D, 5.00%, 12/01/21	150	161,332
Series E, 5.00%, 06/01/21	335	353,412
Series E, 5.00%, 09/01/21	195	207,728
Series F, 5.00%, 10/01/21 (ETM)	50	53,599
Series G, 5.00%, 05/01/21	75	78,864
Series G, 5.00%, 11/01/21	140	150,097
Series G, 5.25%, 12/01/26 (PR 12/01/21)	250	270,685
Series I, 4.00%, 11/01/21	160	168,779
Series I, 5.00%, 11/01/21	40	42,885

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
California State University RB
Series A, 4.00%, 11/01/21	$105	$111,025
Series A, 5.00%, 11/01/21	340	365,384
California Statewide Communities Development Authority RB
5.00%, 05/15/21	50	52,564
Series A, 5.00%, 08/15/21	60	63,940
City & County of San Francisco CA GO, Series A, 5.00%, 06/15/21	25	26,474
City of Los Angeles CA GO, Series B, 5.00%, 09/01/21	215	229,631
City of Los Angeles CA Wastewater System Revenue RB
Series A, 5.00%, 06/01/21	50	52,865
Series C, 5.00%, 06/01/21	115	121,588
City of Los Angeles Department of Airports RB
Series B, 5.00%, 05/15/21	50	52,742
Series C, 5.00%, 05/15/21	30	31,645
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/21	175	187,938
City of Santa Rosa CA Wastewater Revenue RB, Series B, 0.00%, 09/01/21 (AMBAC)(a)	100	98,428
County of Los Angeles CA COP, 5.00%, 09/01/21	45	48,025
El Camino Community College District GO, Series C, 0.00%, 08/01/21(a)	35	34,525
Escondido Union High School District GO, 0.00%, 08/01/21 (AGC)(a)	75	73,894
Folsom Cordova Unified School District School Facilities Improvement Dist No. 2 GO, Series A, 0.00%, 10/01/21 (NPFGC)(a)	60	58,959
Fremont Union High School District GO
0.00%, 08/01/33 (PR 08/01/21)(a)	1,020	438,223
0.00%, 08/01/34 (PR 08/01/21)(a)	1,770	701,575
Garden Grove Unified School District GO, Series A, 0.00%, 08/01/21(a)	35	34,468
Grossmont Union High School District GO, 0.00%, 08/01/21 (AGM)(a)	280	275,584
Los Altos Elementary School District GO, 4.00%, 08/01/21	100	104,904
Los Angeles Community College District/CA GO
Series C, 5.00%, 08/01/21	70	74,469
Series I, 4.00%, 08/01/21	140	146,866
Los Angeles County Metropolitan Transportation Authority RB, Series A, 5.00%, 07/01/21	195	206,785
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/21	80	85,083
Series A, 5.00%, 12/01/21	100	107,783
Los Angeles Department of Water & Power System Revenue RB
5.00%, 07/01/21	50	52,986
Series A, 4.00%, 07/01/21	970	1,014,358
Series A, 4.50%, 07/01/21	290	305,289
Series A, 5.00%, 07/01/21	145	153,658
Series B, 5.00%, 07/01/21	15	15,896
Los Angeles Department of Water RB, 5.00%, 07/01/21	50	53,059
Los Angeles Unified School District/CA GO
Series A, 4.00%, 07/01/21	350	366,005
Series A, 5.00%, 07/01/21	205	217,240
Series A-1, 5.00%, 07/01/21	170	180,151
Series A-2, 5.00%, 07/01/21	155	164,255
Series C, 5.00%, 07/01/21	240	254,330
Series D, 5.00%, 07/01/21	215	227,838
Metropolitan Water District of Southern California RB, Series E, 5.00%, 07/01/21	160	169,717

Security	Par (000)	Value

California (continued)
Moreno Valley Unified School District/CA GO, 0.00%, 08/01/21 (NPFGC)(a)	$50	$49,226
Municipal Improvement Corp. of Los Angeles RB
Series A, 5.00%, 11/01/21	220	236,185
Series B, 5.00%, 11/01/21	225	241,553
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/21 (NPFGC)(a)	75	73,960
Orange County Sanitation District RB, Series A, 5.00%, 02/01/21	15	15,644
Palo Alto Unified School District GO, 0.00%, 08/01/21(a)	20	19,734
Rancho Cucamonga Redevelopment Agency Successor Agency TA, 5.00%, 09/01/21 (AGM)	90	95,904
Regents of the University of California Medical Center Pooled Revenue RB, Series J, 5.00%, 05/15/21	60	63,307
Rocklin Unified School District GO, 0.00%, 08/01/21 (NPFGC)(a)	75	73,872
Sacramento Municipal Utility District RB, Series F, 5.00%, 08/15/21	105	111,879
San Diego Community College District GO
0.00%, 08/01/21(a)	100	98,671
5.00%, 08/01/21	100	106,447
San Diego County Regional Transportation Commission RB, Series A, 4.00%, 04/01/21	200	207,742
San Diego Regional Building Authority RB, Series A, 5.00%, 10/15/21	45	48,299
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/21 (NPFGC)(a)	765	754,871
Series R-3, 4.00%, 07/01/21	75	78,484
San Francisco City & County Airport Commission San Francisco International Airport RB
Second Series A, 5.00%, 05/01/21	100	105,293
Series D, 5.00%, 05/01/21	100	105,293
San Mateo County Community College District GO, 0.00%, 09/01/21 (NPFGC)(a)	250	246,572
San Mateo Union High School District GO, Series A, 5.00%, 09/01/21	100	106,805
Santa Ana Unified School District GO, Series A, 0.00%, 08/01/21(a)	100	98,262
Santa Clara Valley Transportation Authority RB, Series A, 5.00%, 06/01/21	500	528,645
Santa Monica Community College District GO, Series A, 0.00%, 08/01/21 (NPFGC)(a)	25	24,646
South Orange County Public Financing Authority ST, Series A, 5.00%, 08/15/21	50	53,252
Southern California Public Power Authority RB, Series A, 5.00%, 07/01/21	25	26,511
State of California Department of Water Resources Power Supply Revenue RB
Series N, 5.00%, 05/01/21	565	594,759
Series O, 5.00%, 05/01/21	745	784,239
State of California Department of Water Resources RB
5.00%, 12/01/21	315	339,816
Series AK, 5.00%, 12/01/21	465	501,633
State of California GO
4.00%, 09/01/21	140	146,975
4.00%, 10/01/21	65	68,408
5.00%, 02/01/21	405	421,726
5.00%, 04/01/21	435	455,967
5.00%, 08/01/21	750	796,500
5.00%, 09/01/21	1,720	1,832,555

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 10/01/21	$740	$790,963
5.00%, 11/01/21	530	568,324
5.00%, 12/01/21	305	328,101
Series B, 5.00%, 09/01/21	590	628,610
University of California RB
Series AB, 5.00%, 05/15/21	195	205,746
Series AO, 5.00%, 05/15/21	110	116,062
Ventura County Community College District GO, Series 2002-C, 0.00%, 08/01/21(a)	120	118,388

		22,601,032

Colorado — 0.6%
Board of Governors of Colorado State University System RB
Series B, 5.00%, 03/01/21	60	62,586
Series E, 5.00%, 03/01/21	175	182,543
City & County of Denver CO Airport System Revenue RB, Series B, 5.00%, 11/15/21	125	134,146
City & County of Denver CO COP, Series 2010-B, 4.00%, 12/01/21	20	21,142
City of Colorado Springs CO Utilities System Revenue RB, Series A, 5.00%, 11/15/21	50	53,668
Colorado Water Resources & Power Development Authority RB, Series A, 5.00%, 03/01/21	100	104,442
Denver City & County School District No. 1 GO
Series A, 5.00%, 12/01/21 (SAW)	100	107,517
Series A, 5.25%, 12/01/21 (NPFGC)	415	448,071
Series B, 4.00%, 12/01/21 (SAW)	125	132,138
Series C, 5.00%, 12/01/21 (SAW)	190	204,282
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/21 (NPFGC)(a)	35	34,411
University of Colorado RB
5.00%, 06/01/31 (PR 06/01/21)	275	290,075
Series A, 5.00%, 06/01/21	60	63,241
Series B, 4.25%, 06/01/21	100	104,415

		1,942,677

Connecticut — 1.4%
City of Stamford CT GO
4.00%, 07/01/21	100	104,472
5.00%, 08/01/21	75	79,661
Connecticut State Health & Educational Facilities Authority RB
Series E, 5.00%, 07/01/21	25	26,438
Series O, 4.00%, 11/01/21	35	36,739
Series X-2, 1.80%, 07/01/37 (Put 02/09/21)(b)(c)	400	403,340
State of Connecticut Clean Water Fund — State Revolving Fund RB, Series A, 5.00%, 03/01/21	100	104,508
State of Connecticut GO
Series A, 5.00%, 03/15/21	100	104,510
Series A, 5.00%, 10/15/21	305	325,905
Series B, 4.50%, 05/15/21	160	167,274
Series B, 5.00%, 04/15/21	205	214,932
Series B, 5.00%, 05/15/21	265	278,730
Series C, 5.00%, 07/15/21	100	105,852
Series D, 5.00%, 11/01/21	250	267,580
Series E, 4.00%, 09/15/21	40	41,969
Series E, 5.00%, 10/15/21	250	267,135
Series G, 5.00%, 11/01/21	500	535,160
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/21	100	103,653
Series A, 5.00%, 08/01/21	240	254,362
Series A, 5.00%, 09/01/21	80	85,053

Security	Par (000)	Value

Connecticut (continued)
Series A, 5.00%, 10/01/21	$295	$314,609
Series B, 5.00%, 08/01/21	55	58,291
Series B, 5.00%, 12/01/21	250	268,272
University of Connecticut RB, Series A, 5.00%, 08/15/21	240	255,074

		4,403,519

Delaware — 1.0%
City of Wilmington DE GO, Series A, 4.00%, 10/01/21	15	15,784
County of New Castle DE GO, Series A, 5.00%, 07/15/21	110	116,601
Delaware River & Bay Authority RB, Series C, 5.00%, 01/01/21	100	103,653
Delaware Transportation Authority RB
5.00%, 06/01/21	175	184,499
5.00%, 07/01/21	1,000	1,058,110
State of Delaware GO
5.00%, 03/01/21	880	919,283
Series 2009-C, 5.00%, 10/01/21	125	133,588
Series B, 5.00%, 02/01/21	100	104,120
Series B, 5.00%, 07/01/21	60	63,504
Series D, 5.00%, 07/01/21	250	264,600
University of Delaware RB, Series A, 5.00%, 11/01/21	160	171,510

		3,135,252

District of Columbia — 1.2%
District of Columbia GO
Series A, 5.00%, 06/01/21	790	833,205
Series E, 5.00%, 06/01/21	200	210,938
District of Columbia RB
5.00%, 07/15/21	80	84,658
Series A, 4.00%, 12/01/21	100	105,710
Series A, 5.00%, 12/01/21	250	268,792
Series C, 4.00%, 12/01/21	200	211,420
Series C, 5.00%, 12/01/21	355	381,685
Series F, 5.00%, 12/01/21	200	215,034
District of Columbia Water & Sewer Authority RB
Series A, 4.00%, 10/01/21	55	57,856
Series A, 5.00%, 10/01/21	65	69,443
Series C, 5.00%, 10/01/21	460	491,441
Metropolitan Washington Airports Authority RB
Series C, 5.00%, 10/01/21	75	80,036
Series F-1, 5.00%, 10/01/21	475	506,896

		3,517,114

Florida — 5.5%
Board of Governors State University System of Florida RB, Series A, 5.00%, 07/01/21	280	296,232
Broward County FL Water & Sewer Utility Revenue RB, Series B, 5.00%, 10/01/21	160	170,936
City of Fort Lauderdale FL Water & Sewer Revenue RB, 5.00%, 03/01/21	140	146,219
City of Gainesville FL Utilities System Revenue RB, Series A, 5.00%, 10/01/21	50	53,375
City of Jacksonville FL RB
5.00%, 10/01/21	400	426,380
Series B, 5.00%, 10/01/21	435	463,858
Series C, 5.00%, 10/01/21	180	192,056
City of Miami Beach FL RB, 5.00%, 09/01/21	35	37,245
City of Orlando FL RB, Series A, 5.00%, 11/01/21, (ETM)	90	96,394
City of Tallahassee FL Utility System Revenue RB, 5.00%, 10/01/21	200	213,670
City of Tallahassee RB, 5.00%, 10/01/21	140	149,569

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
City of Tampa FL Water & Wastewater System Revenue RB, 5.00%, 10/01/21	$100	$106,835
County of Broward FL Airport System Revenue RB, Series Q-1, 5.00%, 10/01/21	100	106,870
County of Hillsborough FL Community Investment Tax Revenue RB, Series A, 5.00%, 11/01/21	40	42,820
County of Lee FL Transportation Facilities Revenue RB, 5.00%, 10/01/21 (AGM)	40	42,645
County of Manatee FL Public Utilities Revenue RB, 5.00%, 10/01/21	115	122,860
County of Miami-Dade FL Aviation Revenue RB, Series B, 4.00%, 10/01/21	55	57,874
County of Miami-Dade FL GO, Series B, 5.00%, 07/01/21	245	259,237
County of Miami-Dade FL RB, Series B, 5.00%, 04/01/21	130	136,172
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/21	615	650,024
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/21	625	667,612
Series A, 5.00%, 10/01/21 (AGM)	140	149,569
County of Orange FL RB, 5.00%, 10/01/21	55	58,759
County of Orange FL Sales Tax Revenue RB, Series C, 5.00%, 01/01/21	155	160,822
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/21	90	96,151
County of Palm Beach FL GO, 5.00%, 07/01/21	110	116,392
County of Palm Beach FL RB, 4.00%, 06/01/21	160	166,646
Escambia County School Board COP, 5.00%, 02/01/21	120	124,859
Florida Department of Environmental Protection RB
5.00%, 07/01/21	245	259,095
Series A, 5.00%, 07/01/21	300	317,259
Series B, 5.00%, 07/01/21	310	327,834
Florida Department of Management Services COP, Series A, 5.00%, 08/01/21	295	313,063
Florida Municipal Power Agency RB
5.00%, 10/01/21	40	42,693
Series A, 5.00%, 10/01/21	410	437,601
Florida State University Housing Facility Revenue RB,
Series A, 5.00%, 05/01/21	125	131,392
Greater Orlando Aviation Authority RB, Series C, 5.00%, 10/01/21	265	283,341
Hillsborough County School Board COP
5.00%, 07/01/21	220	232,626
Series A, 5.00%, 07/01/21	80	84,591
Hillsborough County School Board RB, 5.00%, 10/01/21 (AGM)	60	63,998
Jacksonville Transportation Authority RB, 5.00%, 08/01/21	125	132,692
JEA Electric System Revenue RB
Series A, 5.00%, 10/01/21	100	106,100
Series B, 5.00%, 10/01/21	50	53,059
JEA Water & Sewer System Revenue RB, Series A, 5.00%, 10/01/21	225	240,226
Lee County School Board (The) COP
5.00%, 08/01/21	200	212,154
Series B, 3.00%, 08/01/21	50	51,560
Series B, 5.00%, 08/01/21	50	53,039
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/21	80	84,394
Series B, 5.00%, 07/01/21	155	163,513
Orange County Convention Center/Orlando RB, 5.00%, 10/01/21	270	288,454

Security	Par (000)	Value

Florida (continued)
Orange County School Board COP, Series A, 5.00%, 08/01/21	$60	$63,674
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/21	65	69,443
Series C, 4.00%, 10/01/21	75	78,894
Series C, 5.25%, 10/01/21	115	123,333
Palm Beach County School District COP
Series B, 5.00%, 08/01/21	150	159,115
Series D, 5.00%, 08/01/21	290	307,623
Palm Beach County Solid Waste Authority RB, 5.00%, 10/01/21	75	80,126
Pasco County School Board COP, 5.00%, 08/01/21	75	79,500
Reedy Creek Improvement District GOL, Series A, 5.00%, 06/01/21	275	289,853
School Board of Miami-Dade County (The) COP
5.00%, 11/01/21	205	219,526
Series A, 5.00%, 05/01/21	235	246,898
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/21	240	250,906
School District of Broward County/FL COP, Series A, 5.00%, 07/01/21	275	290,783
School District of Broward County/FL GO, Series B, 5.00%, 07/01/21	565	597,668
South Broward Hospital District RB, 5.00%, 05/01/21	50	52,455
St. Johns County School Board COP, 5.00%, 07/01/21	75	79,304
State of Florida Department of Transportation Turnpike System Revenue RB
Series A, 5.00%, 07/01/21	710	751,570
Series B, 5.00%, 07/01/21	520	550,446
Series C, 5.00%, 07/01/21	200	211,710
State of Florida GO
Series A, 4.00%, 06/01/21	155	161,439
Series A, 5.00%, 06/01/21	545	574,806
Series A, 5.00%, 07/01/21	460	486,731
Series B, 4.00%, 07/01/21	45	46,986
Series B, 5.00%, 06/01/21	520	548,439
Series C, 5.00%, 06/01/21	110	116,016
Series D, 5.00%, 06/01/21	95	100,196
Series E, 5.00%, 06/01/21	100	105,469
Series F, 5.00%, 06/01/21	150	158,203
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/21	545	576,670
Series B, 5.00%, 07/01/21	135	142,845
Tampa Bay Water RB, 5.00%, 10/01/21	65	69,410
Volusia County School Board COP, Series A, 5.00%, 08/01/21	35	37,127

		16,817,929

Georgia — 2.5%
City of Atlanta Department of Aviation RB
Series A, 4.00%, 01/01/21	75	77,140
Series B, 5.00%, 01/01/21	160	166,010
Series C, 5.25%, 01/01/21	135	140,374
City of Atlanta GA Department of Aviation RB, Series A, 5.00%, 01/01/21	180	186,761
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/21	160	171,482
Series B, 5.00%, 11/01/21	100	107,176
Columbia County School District GO, 5.00%, 04/01/21 (SAW)	160	167,635
County of Carroll GA GO, 5.00%, 06/01/21	280	295,313
Forsyth County School District, 5.00%, 02/01/21	75	78,083
Georgia State Road & Tollway Authority RB 5.00%, 06/01/21	150	158,121

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Series A, 5.00%, 03/01/21 (GTD)	$170	$177,607
Series B, 5.00%, 06/01/21	510	537,611
Gwinnett County Development Authority COP, 5.25%, 01/01/21 (NPFGC)	25	25,998
Gwinnett County School District GO
5.00%, 02/01/21	585	609,043
5.00%, 08/01/21 (SAW)	200	212,338
Metropolitan Atlanta Rapid Transit Authority RB
5.25%, 07/01/21 (NPFGC)	250	265,437
Series A, 5.00%, 07/01/21	215	227,494
Municipal Electric Authority of Georgia RB
Series A, 4.00%, 01/01/21	10	10,258
Series A, 5.00%, 11/01/21	50	53,363
Series B, 5.00%, 01/01/21	340	351,822
State of Georgia GO
Series A, 5.00%, 02/01/21	250	260,250
Series A, 5.00%, 07/01/21	80	84,649
Series A-1, 5.00%, 02/01/21	110	114,510
Series C, 4.00%, 09/01/21	225	236,099
Series C, 5.00%, 07/01/21	825	872,940
Series C, 5.00%, 10/01/21	275	293,796
Series C, 5.00%, 07/01/22 (PR 07/01/21)	150	158,760
Series D, 5.00%, 02/01/21	140	145,740
Series E, 5.00%, 12/01/21	145	155,900
Series E-2, 5.00%, 09/01/21	15	15,974
Series I, 5.00%, 07/01/21	470	497,312
Series I, 5.00%, 11/01/21	130	139,329
Series J-1, 4.00%, 07/01/21	450	469,863
Washington Wilkes Payroll Development Authority RB, 0.00%, 12/01/21, (ETM)(a)	220	215,288

		7,679,476

Hawaii — 2.3%
City & County Honolulu HI Wastewater System Revenue RB
Series A, 4.00%, 07/01/21	245	255,814
Series A, 5.00%, 07/01/21	145	153,322
Series A, 5.25%, 07/01/36 (PR 07/01/21)	900	955,440
Series B, 4.00%, 07/01/21	55	57,428
Series B, 5.00%, 07/01/21	65	68,777
City & County of Honolulu HI GO
Series A, 5.00%, 10/01/21	100	106,801
Series B, 4.00%, 10/01/21	150	157,737
Series B, 5.00%, 10/01/21	60	64,081
Series B, 5.00%, 11/01/21	635	680,339
Series C, 4.00%, 11/01/21	100	105,415
Series C, 5.00%, 10/01/21	165	176,222
County of Hawaii HI GO, Series A, 5.00%, 09/01/21	255	271,562
Honolulu City & County Board of Water Supply RB, Series A, 5.00%, 07/01/21	190	201,041
State of Hawaii GO
5.00%, 10/01/21	250	267,002
Series DZ, 5.00%, 12/01/29 (PR 12/01/21)	540	580,592
Series DZ, 5.00%, 12/01/30 (PR 12/01/21)	395	424,692
Series DZ-2016, 5.00%, 12/01/26 (PR 12/01/21)	150	161,275
Series DZ-2017, 5.00%, 12/01/21	70	75,235
Series DZ-2017, 5.00%, 12/01/21 (ETM)	25	26,879
Series EA, 4.00%, 12/01/21	30	31,702
Series EE, 5.00%, 11/01/21	80	85,712
Series EF, 5.00%, 11/01/21	485	519,629
Series EH-2017, 5.00%, 08/01/21	195	206,940
Series EP, 5.00%, 08/01/21	385	408,574

Security	Par (000)	Value

Hawaii (continued)
Series EZ, 5.00%, 10/01/21	$70	$74,761
Series FB, 5.00%, 04/01/21	100	104,760
Series FE, 5.00%, 10/01/21	355	379,144
Series FH, 5.00%, 10/01/21	150	160,201
Series FN, 5.00%, 10/01/21	10	10,680
State of Hawaii State Highway Fund, Series B, 5.00%, 01/01/21	95	98,550

		6,870,307

Illinois — 2.3%
Chicago Midway International Airport RB, Series B, 5.00%, 01/01/21	245	254,043
Chicago O’Hare International Airport RB
5.75%, 01/01/39 (PR 01/01/21)	100	104,442
Series 2015-B, 5.00%, 01/01/21	290	300,704
Series A, 5.00%, 01/01/21	65	67,399
Series B, 5.00%, 01/01/21	515	534,009
Series B, 6.00%, 01/01/41 (PR 01/01/21)	915	957,621
Series C, 5.00%, 01/01/21	325	336,996
Chicago Transit Authority RB, 5.00%, 06/01/21	200	209,660
DuPage County Forest Preserve District GO, 5.00%, 01/01/21	40	41,454
Illinois Finance Authority RB
5.00%, 01/01/21	110	114,132
5.00%, 07/01/21	275	290,980
Illinois State Toll Highway Authority RB
Series A, 5.00%, 12/01/21	250	268,415
Series D, 5.00%, 01/01/21	160	165,890
Regional Transportation Authority RB
5.75%, 06/01/21 (AGM)	40	42,488
Series A, 6.00%, 07/01/21 (NPFGC)	25	26,740
State of Illinois GO
4.00%, 02/01/21	75	76,914
4.00%, 09/01/21	75	77,740
5.00%, 02/01/21	110	113,886
5.00%, 06/01/21	195	203,837
5.00%, 07/01/21	200	209,630
5.00%, 08/01/21	390	409,882
Series A, 5.00%, 06/01/21	525	548,793
Series A, 5.00%, 12/01/21	300	318,435
Series B, 5.00%, 10/01/21	200	211,182
Series B, 5.25%, 01/01/21	215	222,482
Series D, 5.00%, 11/01/21	720	762,379
State of Illinois RB, 5.00%, 06/15/21	190	198,174

		7,068,307

Indiana — 0.5%
Ball State University RB, Series R, 5.00%, 07/01/21	175	185,043
Indiana Finance Authority RB
Series A, 4.00%, 02/01/21	100	103,124
Series A, 4.00%, 10/01/21	100	105,005
Series A, 5.00%, 05/01/21	45	47,238
Series A, 5.00%, 10/01/21	150	159,970
Series A, 5.00%, 12/01/21	315	338,023
Series C, 5.00%, 12/01/21	35	37,638
Indiana University RB
Series A, 5.00%, 06/01/21	45	47,455
Series U, 5.00%, 08/01/21	120	127,366
Series W-2, 5.00%, 08/01/21	320	339,642
Indianapolis Local Public Improvement Bond Bank RB, Series K, 5.00%, 06/01/21 (AGM)	50	52,666

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
Purdue University RB
Series CC, 5.00%, 07/01/21	$65	$68,777
Series DD, 5.00%, 07/01/21	45	47,615

		1,659,562

Iowa — 0.4%
City of Cedar Rapids IA GO, Series A, 5.00%, 06/01/21	265	279,456
City of Des Moines IA GO, Series E, 5.00%, 06/01/21	180	189,819
Iowa Finance Authority RB, 5.00%, 08/01/21	425	451,086
State of Iowa Board of Regents RB, 4.00%, 09/01/21	135	141,464
State of Iowa RB, Series A, 5.00%, 06/01/21	150	158,142

		1,219,967

Kansas — 0.4%
City of Wichita KS GO, Series 811, 5.00%, 06/01/21	150	158,204
Kansas Development Finance Authority RB, Series C, 5.00%, 05/01/21	40	42,004
State of Kansas Department of Transportation RB
Series A, 5.00%, 09/01/21	435	463,040
Series B, 5.00%, 09/01/21	625	665,287

		1,328,535

Louisiana — 0.4%
Louisiana Office Facilities Corp. RB, 5.00%, 11/01/21	25	26,740
Louisiana State University & Agricultural & Mechanical College RB, 5.00%, 07/01/21	10	10,561
State of Louisiana Gasoline & Fuels Tax Revenue RB, Series A-1, 4.00%, 05/01/21	20	20,766
State of Louisiana GO
Series A, 4.00%, 09/01/21	225	235,919
Series A, 5.00%, 02/01/21	15	15,608
Series A, 5.00%, 08/01/21	170	180,331
Series C, 5.00%, 07/15/21	300	317,688
State of Louisiana RB, Series A, 5.00%, 09/01/21	310	329,477

		1,137,090

Maine — 0.5%
City of Portland ME GOL, 4.00%, 04/01/21	310	321,266
Maine Municipal Bond Bank RB
Series B, 5.00%, 11/01/21	215	230,428
Series C, 5.00%, 11/01/21	405	434,062
Maine Turnpike Authority RB, 5.00%, 07/01/21	130	137,461
State of Maine GO, Series B, 5.00%, 06/01/21	370	390,084

		1,513,301

Maryland — 4.3%
City of Baltimore MD GO, Series B, 5.00%, 10/15/21	310	331,737
City of Baltimore MD RB
Series A, 5.00%, 07/01/21	475	502,183
Series D, 5.00%, 07/01/21	290	306,895
County of Anne Arundel MD GOL
4.00%, 04/01/21	400	414,584
5.00%, 04/01/21	50	52,398
County of Baltimore MD COP, 5.00%, 10/01/21	125	133,501
County of Baltimore MD GO
5.00%, 08/01/21	300	318,507
Series B, 4.50%, 09/01/21	60	63,438
County of Carroll MD GO, 5.00%, 11/01/21	100	107,194
County of Harford MD GO, 5.00%, 09/15/21	240	256,008
County of Montgomery MD GO
5.00%, 11/01/21	580	621,725
Series A, 5.00%, 11/01/21	465	498,452
County of Prince George’s MD GO, Series A, 5.00%, 09/15/21	500	533,520

Security	Par (000)	Value

Maryland (continued)
County of Prince George’s MD GOL
Series A, 5.00%, 09/01/21	$180	$191,779
Series B, 4.00%, 07/15/21	500	522,900
Maryland Health & Higher Educational Facilities Authority RB
Series A, 5.00%, 07/01/21	25	26,428
Series B, 5.00%, 07/01/21	90	95,243
Maryland State Transportation Authority RB, 5.00%, 07/01/21	370	391,449
Maryland Water Quality Financing Administration Revolving Loan Fund RB, 5.00%, 03/01/21	125	130,566
State of Maryland Department of Transportation RB
5.00%, 02/01/21	250	260,300
5.00%, 06/01/21	55	58,023
5.00%, 09/01/21	730	777,647
5.00%, 10/01/21	50	53,435
5.00%, 12/01/21	105	112,933
5.00%, 02/15/24 (PR 02/15/21)	2,500	2,606,750
State of Maryland GO
First Series, 5.00%, 06/01/21	400	422,040
First Series C, 4.00%, 08/15/21	250	262,105
First Series C, 5.00%, 08/01/21	655	695,610
Series A, 5.00%, 03/01/21	120	125,370
Series A, 5.00%, 03/01/24 (PR 03/01/21)	195	203,683
Series B, 5.00%, 08/01/21	105	111,510
Series C, 5.00%, 08/01/21	1,130	1,200,060
Washington Suburban Sanitary Commission GO, 5.00%, 06/01/21	585	617,071

		13,005,044

Massachusetts — 3.2%
Commonwealth of Massachusetts GO, Series A, 5.00%, 07/01/21	110	116,377
Commonwealth of Massachusetts GOL
Series A, 4.00%, 07/01/21	200	208,800
Series A, 5.00%, 03/01/21	125	130,539
Series A, 5.00%, 04/01/22 (PR 04/01/21)	200	209,592
Series A, 5.00%, 04/01/27 (PR 04/01/21)	550	576,378
Series A, 5.25%, 08/01/21	695	740,231
Series B, 5.00%, 08/01/21	445	472,314
Series B, 5.25%, 08/01/21	275	292,897
Series B, 5.25%, 08/01/21 (AGM)	200	213,016
Series B, 5.25%, 09/01/21 (AGM)	290	309,920
Series C, 5.00%, 10/01/21	160	170,909
Series D, 5.00%, 10/01/24 (PR 10/01/21)	350	373,985
Series D, 5.00%, 10/01/26 (PR 10/01/21)	1,435	1,533,341
Series E, 4.00%, 09/01/21	125	131,146
Commonwealth of Massachusetts RB, Series A, 5.50%, 06/01/21 (AGM)	200	212,224
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/25 (PR 06/01/21)	450	474,669
Massachusetts Bay Transportation Authority RB
Series A, 0.00%, 07/01/21(a)	200	197,600
Series A, 4.00%, 07/01/21	150	156,664
Series A, 5.00%, 07/01/21	150	158,652
Series C, 5.25%, 07/01/21	40	42,447
Series C, 5.50%, 07/01/21	200	212,932
Massachusetts Clean Water Trust (The) RB
5.25%, 08/01/21	35	37,289
Series 2014, 5.00%, 08/01/21	600	637,014
Massachusetts Development Finance Agency RB, Series B-3, 5.00%, 01/01/21	100	103,784

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Health & Educational Facilities Authority RB, Series M, 5.25%, 02/15/21	$35	$36,580
Massachusetts School Building Authority RB
Series A, 5.00%, 05/15/21 (ETM)	40	42,120
Series A, 5.00%, 08/15/21	615	653,923
Series B, 4.00%, 10/15/21	75	78,998
Series B, 5.00%, 10/15/21	315	337,088
Series C, 5.00%, 08/15/21 (ETM)	105	111,645
Massachusetts Turnpike Authority RB, Series C, 0.00%, 01/01/21 (NPFGC)(a)	95	94,066
Massachusetts Water Resources Authority RB
5.00%, 08/01/21	160	169,920
Series J, 5.50%, 08/01/21 (AGM)	365	390,331
University of Massachusetts Building Authority RB
5.00%, 11/01/21	35	37,499
Series 1, 4.00%, 11/01/21	50	52,708

		9,717,598

Michigan — 1.5%
Michigan Finance Authority RB
5.00%, 08/01/21	70	74,178
5.00%, 10/01/21	575	613,514
Michigan State Building Authority RB
5.00%, 10/15/21	100	106,889
Series I, 5.00%, 04/15/21	275	288,393
Series I, 5.00%, 10/15/21	470	502,378
Series I-A, 5.00%, 10/15/21	160	171,022
Michigan State Hospital Finance Authority RB, Series 200, 4.00%, 11/01/21	250	263,048
Michigan Strategic Fund RB
5.00%, 10/15/21	55	58,750
Series CC, 1.45%, 09/01/30 (Put 09/01/21)(b)(c)	100	100,171
Royal Oak School District GO, 5.00%, 05/01/21	100	105,088
State of Michigan GO
Series A, 5.00%, 12/01/21	270	290,450
Series B, 5.00%, 11/01/21	235	251,993
State of Michigan RB, 5.00%, 03/15/21	125	130,666
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/21	840	901,462
5.25%, 11/01/21 (AGM)	125	134,578
5.50%, 11/01/21 (AGM)	490	529,656

		4,522,236

Minnesota — 1.5%
County of Hennepin MN GO, Series C, 5.00%, 12/01/21	250	268,840
Metropolitan Council GO
5.00%, 09/01/21	800	852,216
Series B, 5.00%, 09/01/21	75	79,895
Series C, 5.00%, 03/01/21	120	125,357
Minnesota Municipal Power Agency RB, Series A, 4.00%, 10/01/21	10	10,497
South Washington County Independent School District No. 833/MN GO, Series B, 5.00%, 02/01/21	150	156,042
Southern Minnesota Municipal Power Agency RB, Series A, 0.00%, 01/01/21 (NPFGC)(a)	40	39,639
State of Minnesota COP, 5.00%, 06/01/21	55	57,993
State of Minnesota GO
Series A, 5.00%, 08/01/21	325	345,001
Series B, 5.00%, 08/01/21	150	159,231
Series B, 5.00%, 10/01/21	290	309,821
Series D, 5.00%, 08/01/21	225	238,847

Security	Par (000)	Value

Minnesota (continued)
Series D, 5.00%, 10/01/21	$245	$261,746
Series E, 5.00%, 10/01/21	350	373,922
Series F, 5.00%, 10/01/21	395	421,998
State of Minnesota RB, Series A, 5.00%, 06/01/21	135	142,347
University of Minnesota RB
Series B, 5.00%, 12/01/21	300	322,494
Series D, 5.00%, 12/01/36 (PR 12/01/21)	500	537,205

		4,703,091

Mississippi — 0.9%
Mississippi Development Bank RB, 5.00%, 01/01/21	55	56,984
State of Mississippi GO
Series A, 5.00%, 10/01/29 (PR 10/01/21)	500	534,265
Series A, 5.00%, 10/01/36 (PR 10/01/21)	945	1,009,761
Series A, 5.25%, 11/01/21	340	365,867
Series C, 5.00%, 10/01/21	155	165,594
Series F, 5.00%, 11/01/21	340	364,398
Series F, 5.25%, 10/01/21	50	53,623
Series H, 4.00%, 12/01/21	165	174,422

		2,724,914

Missouri — 0.3%
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/21	125	131,376
Series B, 5.00%, 05/01/21	120	126,121
Missouri State Environmental Improvement & Energy Resources Authority RB, Series A, 5.00%, 07/01/21	525	555,508
University of Missouri RB, Series A, 5.00%, 11/01/21	160	171,338

		984,343

Montana — 0.0%
State of Montana GO, 5.00%, 08/01/21	20	21,231

Nebraska — 0.7%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/21	275	292,861
City of Omaha NE GO
5.25%, 04/01/21	130	136,594
Series A, 5.00%, 04/15/21	100	104,944
Series B, 5.00%, 11/15/21	280	300,538
City of Omaha NE Sewer Revenue RB, 5.00%, 11/15/21	45	48,301
Metropolitan Utilities District of Omaha Water System Revenue RB, 5.00%, 12/01/21	200	214,278
Nebraska Public Power District RB
5.00%, 07/01/21	50	52,884
Series A, 5.00%, 01/01/21	450	466,564
Series B, 5.00%, 01/01/21	90	93,313
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 4.00%, 02/01/21	50	51,507
Omaha Public Power District RB
Series B, 5.00%, 02/01/21	155	161,322
Series C, 5.00%, 02/01/21	100	104,079
University of Nebraska RB
5.00%, 07/01/21	70	74,027
Series A, 5.00%, 07/01/21	65	68,739

		2,169,951

Nevada — 2.0%
City of Las Vegas NV GOL, Series A, 5.00%, 06/01/21	130	137,110
Clark County School District GOL
Series A, 5.00%, 06/15/21	360	379,757
Series B, 5.00%, 06/15/21	200	210,976
Series D, 5.00%, 06/15/21	65	68,567

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
County of Clark Department of Aviation RB
5.00%, 07/01/21	$175	$185,220
Series B, 5.00%, 07/01/21	100	105,768
Series C, 5.00%, 07/01/21	145	153,364
County of Clark NV GOL
5.00%, 06/01/21	120	126,563
5.00%, 11/01/21	385	412,628
Series B, 5.00%, 11/01/21	840	900,278
County of Clark NV RB
5.00%, 07/01/21	655	692,590
Series A, 5.00%, 07/01/21	500	528,695
Las Vegas Valley Water District GOL, Series B, 5.00%, 12/01/21	100	107,517
Nevada System of Higher Education RB
4.00%, 07/01/21	75	78,224
Series A, 4.00%, 07/01/21	50	52,149
Series A, 5.00%, 07/01/21	100	105,695
State of Nevada GOL
Series A, 5.00%, 04/01/21	205	214,832
Series A, 5.00%, 08/01/21	100	106,169
Series B, 5.00%, 11/01/21	245	262,625
Series D, 5.00%, 06/01/21	40	42,193
Series E, 5.00%, 06/01/21	115	121,304
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/21	925	994,708

		5,986,932

New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/21	100	105,724
New Hampshire Municipal Bond Bank RB
Series A, 5.00%, 08/15/21	70	74,386
Series D, 5.00%, 08/15/21	70	74,441
State of New Hampshire GO, Series B, 5.00%, 11/01/21	75	80,409

		334,960

New Jersey — 1.2%
County of Monmouth NJ GO, 4.00%, 03/01/21	200	206,814
New Jersey Building Authority RB
Series A, 5.00%, 06/15/21	100	105,096
Series A, 5.00%, 06/15/21 (ETM)	5	5,275
New Jersey Economic Development Authority RB
5.00%, 03/01/21	235	244,715
5.00%, 03/01/21 (ETM)	50	52,199
Series B, 5.00%, 11/01/21 (SAP)	440	468,569
Series DDD, 5.00%, 06/15/21	200	210,192
Series II, 5.00%, 03/01/21	25	26,099
Series KK, 5.00%, 03/01/21	20	20,880
Series UU, 5.00%, 06/15/21	230	241,721
Series XX, 5.00%, 06/15/21 (SAP)	335	352,072
New Jersey Educational Facilities Authority RB, Series 2014-A, 5.00%, 09/01/21	35	37,074
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/21 (SAP)	120	126,115
Series A-1, 5.00%, 06/15/21	100	105,250
Series AA, 5.00%, 06/15/21 (SAP)	115	120,860
Series B, 5.00%, 06/15/21	135	141,880
New Jersey Turnpike Authority RB
Series B, 5.00%, 01/01/21	125	129,647
Series C, 5.00%, 01/01/21	370	383,757

Security	Par (000)	Value

New Jersey (continued)
State of New Jersey GO
5.00%, 06/01/21	$245	$257,897
5.25%, 08/01/21	160	170,067
Series T, 5.00%, 06/01/21	195	205,265

		3,611,444

New Mexico — 0.8%
Albuquerque Municipal School District No. 12 GO, 5.00%, 08/01/21	100	106,123
New Mexico Finance Authority RB
Series A, 5.00%, 06/15/21	350	369,751
Series B, 5.00%, 06/15/21	535	565,190
Series C, 5.00%, 06/01/21	100	105,482
State of New Mexico GO, 5.00%, 03/01/21, (ETM)	260	271,435
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/21	620	656,208
Series B, 4.00%, 07/01/21	230	240,219
Series B, 5.00%, 07/01/21	80	84,614
University of New Mexico (The) RB, Series A, 5.00%, 06/01/21	100	105,414

		2,504,436

New York — 7.6%
City of New York NY GO
5.00%, 08/01/21	705	748,491
Series 1, 5.00%, 08/01/21	50	53,085
Series A, 5.00%, 08/01/21	50	53,085
Series A-1, 4.00%, 08/01/21	200	209,380
Series A-1, 4.00%, 10/01/21	645	678,598
Series A-1, 5.00%, 08/01/21	135	143,328
Series B, 5.00%, 08/01/21	345	366,282
Series C, 5.00%, 08/01/21	850	902,436
Series D-1, 5.00%, 08/01/21	35	37,159
Series E, 4.00%, 08/01/21	25	26,173
Series E, 5.00%, 08/01/21	335	355,666
Series F, 5.00%, 08/01/21	200	212,338
Series G, 5.00%, 08/01/21	140	148,637
Series H, 5.00%, 08/01/21	345	366,283
Series I, 5.00%, 03/01/21	45	47,004
Series I, 5.00%, 03/01/21 (ETM)	15	15,681
Series I, 5.00%, 08/01/21	315	334,432
Series J, 5.00%, 08/01/21	715	759,108
County of Nassau NY GOL
Series A, 5.00%, 01/01/21	35	36,275
Series A, 5.00%, 04/01/21	50	52,321
Series C, 5.00%, 10/01/21	150	159,945
Long Island Power Authority RB
5.00%, 09/01/21	100	106,495
Series A, 0.00%, 06/01/21 (AGM)(a)	90	88,714
Series B, 5.00%, 09/01/21	205	218,314
Metropolitan Transportation Authority RB
Series A, 5.00%, 11/15/21	30	32,189
Series A-1, 4.00%, 11/15/21 (ETM)	50	52,914
Series A-1, 5.00%, 11/15/21	110	117,765
Series B, 5.00%, 11/15/21	290	310,472
Series B, 5.25%, 11/15/21 (NPFGC)	250	268,747
Series B-2, 5.00%, 11/15/21	210	224,824
Series B-4, 5.00%, 11/15/21	195	209,232
Series C, 5.00%, 11/15/21	280	299,766
Series C-1, 5.00%, 11/15/21	120	128,471
Series D, 5.00%, 11/15/21	255	273,000
Series E, 5.00%, 11/15/21	180	192,707

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series F, 4.00%, 11/15/21	$25	$26,325
Series F, 5.00%, 11/15/21	335	358,648
Nassau County Interim Finance Authority RB, Series A, 5.00%, 11/15/21	50	53,779
Nassau County Sewer & Storm Water Finance Authority RB, Series A, 5.00%, 10/01/21	40	42,830
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/21 (ETM SAW)	140	148,612
Series S-1, 5.00%, 07/15/21 (ETM SAW)	480	509,664
Series S-1, 5.00%, 07/15/21 (SAW)	100	106,106
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 05/01/21	250	262,785
Series A, 5.00%, 11/01/21	110	117,874
Series A1, 5.00%, 08/01/21	500	530,690
Series A-1, 5.00%, 11/01/21	475	509,000
Series B, 5.00%, 11/01/21	100	107,158
Series B-1, 5.00%, 11/01/21	100	107,158
Series C, 5.00%, 11/01/21	640	685,812
Series E, 5.00%, 11/01/21	150	160,737
Series F-1, 5.00%, 05/01/21	165	173,438
Series I, 5.00%, 05/01/21	95	99,858
New York City Water & Sewer System RB
Series DD, 5.00%, 06/15/21	125	132,089
Series EE, 4.00%, 06/15/21	80	83,454
New York Convention Center Development Corp. RB, 5.00%, 11/15/21	200	214,486
New York Municipal Bond Bank Agency RB, Series A, 5.00%, 12/01/21 (SAW)	110	118,436
New York State Dormitory Authority RB
0.00%, 08/01/21(a)	80	78,820
4.00%, 05/15/21	90	93,590
5.00%, 08/15/21 (SAP)	150	158,971
Series A, 4.00%, 03/15/21	100	103,461
Series A, 5.00%, 02/15/21	205	213,667
Series A, 5.00%, 03/15/21	1,565	1,636,473
Series A, 5.00%, 07/01/21	260	275,121
Series A, 5.00%, 10/01/21 (AGM)	75	80,294
Series A, 5.00%, 10/01/21 (SAW)	215	229,807
Series A, 5.50%, 05/15/21 (AMBAC NPFGC)	100	105,922
Series B, 4.00%, 10/01/21 (SAW)	225	236,720
Series B, 5.00%, 03/15/21	800	836,536
Series B, 5.00%, 07/01/21	110	116,440
Series C, 5.00%, 03/15/21	200	209,134
Series D, 5.00%, 02/15/21	325	338,741
Series D, 5.00%, 08/15/21	70	74,386
Series D, 5.00%, 10/01/21 (BAM SAW)	225	240,806
Series E, 4.00%, 03/15/21	100	103,461
Series E, 5.00%, 03/15/21	260	271,874
Series E, 5.00%, 08/15/21	210	223,156
Series F, 5.00%, 10/01/21 (BAM SAW)	45	48,161
New York State Environmental Facilities Corp. RB
Series A, 5.00%, 02/15/21	25	26,083
Series A, 5.00%, 06/15/21	520	549,781
Series B, 5.00%, 06/15/21	100	105,727
Series B, 5.00%, 11/15/21	25	26,866
Series E, 5.00%, 05/15/21	95	100,110

Security	Par (000)	Value

New York (continued)
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A, 5.00%, 04/01/21	$190	$199,000
Series A-1, 5.00%, 04/01/21	130	136,158
New York State Thruway Authority RB
5.00%, 01/01/21	130	134,870
Series A, 4.00%, 01/01/21	70	71,991
Series A, 5.00%, 03/15/21	180	188,220
Series I, 5.00%, 01/01/21	200	207,492
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/21	385	402,583
Series A-1, 5.00%, 03/15/21	170	177,764
Series A-2, 5.50%, 03/15/21 (NPFGC)	135	141,912
Series D, 5.00%, 03/15/21	350	365,984
Series E, 5.00%, 03/15/21	70	73,197
Port Authority of New York & New Jersey RB
5.00%, 10/15/21	130	139,161
Series 173, 4.00%, 12/01/21	30	31,730
Series 175, 5.00%, 12/01/21	55	59,166
Series 189, 5.00%, 05/01/21	110	115,682
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/21	165	176,920
Triborough Bridge & Tunnel Authority RB
5.50%, 11/15/21 (NPFGC)	100	108,161
Series A, 4.00%, 11/15/21	65	68,586
Series A, 5.00%, 01/01/21	145	150,487
Series A, 5.00%, 11/15/21	80	85,913
Series B, 4.00%, 11/15/21	210	221,817
Series B, 5.00%, 11/15/21	320	343,651
Series C, 5.00%, 11/15/21	175	187,934

		23,050,743

North Carolina — 3.0%
City of Asheville NC Water System Revenue RB, 4.00%, 08/01/21	50	52,345
City of Charlotte NC COP, Series A, 5.00%, 12/01/21	495	532,209
City of Charlotte NC GO, 5.00%, 12/01/21	285	306,423
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/21	355	375,682
5.00%, 12/01/21	50	53,759
City of Durham NC GO, Series C, 5.00%, 07/01/21	50	52,913
City of Raleigh NC Combined Enterprise System Revenue RB, 5.00%, 03/01/21	40	41,781
City of Raleigh NC GO
Series A, 4.00%, 09/01/21	50	52,475
Series B, 5.00%, 04/01/21	50	52,398
City of Raleigh NC RB, Series A, 5.00%, 10/01/21	40	42,741
County of Buncombe NC RB
5.00%, 06/01/21	65	68,563
Series A, 5.00%, 06/01/21	85	89,660
County of Cabarrus NC GO, 5.00%, 03/01/21	75	78,340
County of Durham NC GO, 5.00%, 10/01/21	160	170,965
County of Forsyth NC GO
4.00%, 12/01/21	10	10,573
5.00%, 07/01/21	50	52,913
County of Guilford NC GO, Series D, 5.00%, 08/01/21	250	265,422
County of Mecklenburg NC GO
Series A, 5.00%, 04/01/21	100	104,796
Series A, 5.00%, 09/01/21	200	213,022
Series A, 5.00%, 12/01/21	550	591,448
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/21	270	288,503

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
County of New Hanover NC GO
5.00%, 02/01/21	$200	$208,342
5.00%, 08/01/21	300	318,786
County of Wake NC GO, Series C, 5.00%, 03/01/21	535	558,824
County of Wake NC RB, Series A, 5.00%, 12/01/21	75	80,652
North Carolina Eastern Municipal Power Agency RB
Series A, 5.00%, 01/01/21 (ETM)	745	772,356
Series B, 5.00%, 01/01/21 (ETM)	435	451,173
North Carolina State University at Raleigh RB, Series A, 5.00%, 10/01/21	100	106,853
State of North Carolina GO
5.00%, 06/01/21	430	453,573
Series A, 5.00%, 06/01/21	225	237,335
Series C, 4.00%, 05/01/21	490	509,144
Series C, 5.00%, 05/01/21	120	126,167
State of North Carolina RB
5.00%, 03/01/21	390	406,981
Series B, 5.00%, 06/01/21	400	421,928
Series C, 5.00%, 05/01/29 (PR 05/01/21)	750	788,542
University of North Carolina at Chapel Hill RB, 0.00%, 08/01/21(a)	55	54,205
University of North Carolina at Greensboro RB, 5.00%, 04/01/21	80	83,790

		9,075,582

Ohio — 4.5%
American Municipal Power Inc. RB, 5.00%, 02/15/21	185	192,548
City of Columbus OH GO
4.00%, 08/15/21	115	120,514
Series 1, 5.00%, 07/01/21	885	936,427
Series 2012-3, 5.00%, 08/15/21	225	239,204
Series A, 5.00%, 02/15/21	110	114,685
Series A, 5.00%, 08/15/21	305	324,255
City of Columbus OH GOL
Series 2012-4, 4.00%, 08/15/21	20	20,959
Series B, 5.00%, 08/15/21	70	74,419
Cleveland Department of Public Utilities Division of Water RB, Series Y, 5.00%, 01/01/21	70	72,629
Cleveland State University RB, 5.00%, 06/01/21	55	57,933
Columbus City School District GO, Series A, 5.00%, 12/01/21	105	112,853
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/21	250	263,672
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/21	505	542,006
JobsOhio Beverage System RB, Series A, 5.00%, 01/01/21	150	155,564
Miami University/Oxford OH RB, 5.00%, 09/01/21	265	282,082
Northeast Ohio Regional Sewer District RB, 5.00%, 11/15/21	70	75,135
Ohio Higher Educational Facility Commission RB, 5.00%, 01/01/21	100	103,709
Ohio State Building Authority RB
5.00%, 10/01/21	180	192,303
Series A, 5.00%, 10/01/21	25	26,709
Ohio State University (The) RB
Series A, 5.00%, 06/01/21	50	52,735
Series D, 5.00%, 12/01/21	75	80,638
Ohio Turnpike & Infrastructure Commission RB, Series A, 5.50%, 02/15/21 (NPFGC)	105	109,910
Ohio Water Development Authority RB
Series A, 5.00%, 06/01/21	305	321,555
Series C, 5.00%, 06/01/21	200	210,856

Security	Par (000)	Value

Ohio (continued)
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/21	$25	$26,357
5.00%, 12/01/21	490	526,554
5.50%, 06/01/21	250	265,212
Series B, 5.00%, 12/01/21	150	161,190
State of Ohio GO
5.00%, 09/01/21	150	159,717
Series A, 5.00%, 03/01/21	100	104,431
Series A, 5.00%, 05/01/21	130	136,648
Series A, 5.00%, 08/01/21	85	90,217
Series A, 5.00%, 09/01/21	50	53,239
Series A, 5.00%, 09/15/21	895	954,401
Series A, 5.00%, 02/01/29 (PR 08/01/21)	4,680	4,968,709
Series B, 5.00%, 08/01/21	525	557,225
Series C, 5.00%, 09/15/21	165	175,951
Series R, 5.00%, 05/01/21	20	21,030
Series T, 5.00%, 11/01/21	200	214,424
State of Ohio RB
5.00%, 10/01/21	60	64,081
Series A, 5.00%, 04/01/21	250	261,900
Series A, 5.00%, 10/01/21	210	224,282
Series B, 5.00%, 04/01/21	180	188,568

		13,837,436

Oklahoma — 0.8%
City of Oklahoma City OK GO, 5.00%, 03/01/21	515	537,877
Grand River Dam Authority RB, Series A, 5.00%, 06/01/21	495	521,665
Oklahoma Capital Improvement Authority RB
5.00%, 10/01/21	160	170,800
Series B, 5.00%, 07/01/21	315	333,078
Series C, 5.00%, 07/01/21	70	74,017
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/21	160	169,297
Oklahoma Development Finance Authority RB, Series A, 5.00%, 08/15/21	45	47,685
Oklahoma Turnpike Authority RB, Series A, 4.00%, 01/01/21	320	329,101
Oklahoma Water Resources Board RB, Series A, 5.00%, 04/01/21	145	151,937
University of Oklahoma (The) RB, Series C, 5.00%, 07/01/21	150	158,455

		2,493,912

Oregon — 2.3%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 05/01/21	150	157,689
Series A, 5.00%, 06/01/21	490	516,798
Series A, 5.00%, 08/01/21	245	260,077
Series A, 5.00%, 10/01/21	60	64,101
Series B, 5.00%, 10/01/21	100	106,835
City of Portland OR Water System Revenue RB, Series A, 4.00%, 10/01/21	100	105,192
Clackamas County School District No. 12 North Clackamas GO, 5.00%, 06/15/21 (GTD)	150	158,422
County of Multnomah OR GOL, 5.00%, 06/01/21	500	527,345
County of Washington OR GOL, 5.00%, 03/01/21	300	313,326
Lane Community College GO, 4.00%, 06/15/21 (GTD)	65	67,779
Marion & Clackamas Counties School District No. 4J Silver Falls/OR GO, 4.00%, 06/15/21 (GTD)	75	78,113
Metro/OR GO, Series A, 5.00%, 06/01/21	200	210,938
Oregon Health & Science University RB, Series A, 5.00%, 07/01/21	320	338,365

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
Oregon State Facilities Authority RB, Series A, 5.00%, 11/15/21	$65	$69,600
Oregon State Lottery RB
Series B, 5.00%, 04/01/21	190	199,090
Series C, 4.00%, 04/01/21	160	165,814
Series D, 5.00%, 04/01/21 (MO)	95	99,545
Portland Community College District GO, 5.00%, 06/15/21	20	21,126
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/21 (GTD)(a)	100	98,637
State of Oregon Department of Transportation RB
5.00%, 11/15/21	125	134,239
Series A, 5.00%, 11/15/21	170	182,565
Series C, 5.00%, 11/15/21	400	429,564
State of Oregon GO
Series C, 5.00%, 06/01/21	200	210,938
Series D, 5.00%, 06/01/21	540	569,533
Series F, 5.00%, 05/01/21	340	357,428
Series H, 5.00%, 05/01/21	350	367,941
Series J, 5.00%, 05/01/21	80	84,101
Series N, 5.00%, 12/01/21	415	446,196
Tri-County Metropolitan Transportation District of Oregon RB, Series A, 5.00%, 10/01/21	150	159,996
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/15/21 (GTD)	435	459,425
Series B, 4.00%, 06/15/21 (GTD)	125	130,327
Washington County Clean Water Services RB, Series A, 5.00%, 10/01/21	55	58,759

		7,149,804

Pennsylvania — 1.9%
City of Philadelphia PA GO, 5.00%, 08/01/21	125	132,404
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 07/01/21	200	211,448
Commonwealth of Pennsylvania GO
5.00%, 01/01/21	150	155,648
5.00%, 07/15/21	120	127,183
5.00%, 09/15/21	65	69,336
First Series, 5.00%, 04/01/21	40	41,918
First Series, 5.00%, 06/01/21	225	237,334
First Series, 5.00%, 06/15/21	200	211,286
First Series, 5.00%, 07/01/21	325	343,934
First Series, 5.00%, 08/15/21	125	132,911
First Series, 5.00%, 11/15/21	475	509,931
First Series, 5.00%, 11/15/24 (PR 11/15/21)	100	107,354
Second Series, 5.00%, 01/15/21	400	415,704
Second Series, 5.00%, 07/01/21	75	79,370
Second Series, 5.00%, 09/15/21	200	213,340
Second Series, 5.00%, 10/15/21	60	64,207
Series D, 5.00%, 08/15/21	100	106,329
Series T, 5.00%, 07/01/21	180	190,487
County of Chester PA GO, 5.00%, 11/15/21	30	32,201
Delaware County Authority RB, 5.00%, 08/01/21	160	169,773
Delaware River Port Authority RB, Series B, 5.00%, 01/01/21	130	134,870
Pennsylvania Higher Educational Facilities Authority RB
5.25%, 05/01/41 (PR 05/01/21)	1,000	1,053,830
Series A, 5.00%, 05/01/21 (ETM)	15	15,761
Series AN, 5.00%, 06/15/21	25	26,386
Pennsylvania Turnpike Commission RB
0.00%, 12/01/21(a)	20	19,615
Series A, 5.00%, 12/01/21	320	343,906

Security	Par (000)	Value

Pennsylvania (continued)
Series A, 5.25%, 07/15/21 (AGM)	$100	$106,375
Series B, 5.00%, 12/01/23 (PR 12/01/21)	450	483,912

		5,736,753

Rhode Island — 0.7%
Rhode Island Commerce Corp RB, Series A, 5.00%, 06/15/21	255	269,137
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/21	660	703,507
Rhode Island Infrastructure Bank RB, Series B, 5.00%, 10/01/21	115	122,841
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
Series B, 4.00%, 10/01/21	145	152,504
Series C, 5.00%, 10/01/21	180	192,211
State of Rhode Island GO
Series A, 5.00%, 05/01/21	100	105,088
Series D, 5.00%, 08/01/21	400	424,432

		1,969,720

South Carolina — 0.8%
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/21	145	155,736
City of Columbia SC Waterworks & Sewer System Revenue RB, 4.50%, 02/01/21	75	77,713
County of Charleston SC GO, 5.00%, 11/01/21	155	166,208
Horry County School District/SC GO, 5.00%, 03/01/21	230	240,090
SCAGO Educational Facilities Corp. for Picknes School District RB, 5.00%, 12/01/21	65	69,751
South Carolina Public Service Authority RB
Series B, 4.00%, 12/01/21	55	58,099
Series B, 5.00%, 12/01/21	165	176,624
Series B, 5.00%, 12/01/21 (ETM)	40	42,939
South Carolina Transportation Infrastructure Bank RB
Series A, 5.00%, 10/01/21	440	469,396
Series B, 5.00%, 10/01/21	300	320,043
State of South Carolina GO
Series A, 4.00%, 06/01/21	290	302,087
Series A, 5.00%, 07/01/21 (SAW)	300	317,478

		2,396,164

Tennessee — 2.1%
City of Clarksville TN Water Sewer & Gas Revenue RB, 5.00%, 02/01/21	25	26,025
City of Johnson City TN GO, 5.00%, 06/01/21	200	210,938
City of Memphis TN GO, 5.00%, 06/01/21	500	527,345
County of Montgomery TN GO, 5.00%, 04/01/21	175	183,372
County of Shelby TN GO
Series A, 4.00%, 03/01/21	120	124,049
Series A, 5.00%, 03/01/21	200	208,884
Series A, 5.00%, 04/01/21	250	261,960
County of Sumner TN GO
5.00%, 06/01/21	125	131,836
5.00%, 12/01/21	190	204,282
County of Williamson TN GO, Series A, 5.00%, 04/01/21	500	523,920
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB, Series D, 4.00%, 10/01/21	340	357,422
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/21	425	449,697
Series A, 5.00%, 01/01/21	100	103,756
Series C, 5.00%, 07/01/21	270	285,690

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, Series A, 5.25%, 01/01/21 (AGM ETM)	$50	$51,996
State of Tennessee GO
Series A, 5.00%, 08/01/21	830	881,203
Series A, 5.00%, 09/01/21	50	53,256
Series A, 5.00%, 10/01/21	595	635,668
Series B, 5.00%, 08/01/21	250	265,422
Series B, 5.00%, 11/01/21	75	80,395
Tennessee State School Bond Authority RB, Series B, 5.00%, 11/01/21	770	825,255

		6,392,371

Texas — 11.1%
Allen Independent School District GO, 5.00%, 02/15/21 (PSF)	100	104,259
Austin Independent School District GO
5.00%, 08/01/21 (PSF)	195	207,000
Series A, 5.00%, 08/01/21 (PSF)	125	132,692
Series B, 5.00%, 08/01/21	50	53,077
Canadian River Municipal Water Authority Corp. RB, 5.00%, 02/15/21	220	229,255
Carrollton-Farmers Branch Independent School District GO, 5.00%, 02/15/21 (PSF)	100	104,259
Central Texas Regional Mobility Authority RB, 5.00%, 01/01/21	50	51,753
Central Texas Turnpike System RB
First Series, 0.00%, 08/15/21 (AMBAC)(a)	375	369,319
Series A, 0.00%, 08/15/21 (AMBAC)(a)	100	98,188
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%, 11/15/21	120	128,736
City of Austin TX GOL
5.00%, 09/01/21	600	638,970
Series A, 4.00%, 09/01/21	50	52,467
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 05/15/21	120	126,343
5.00%, 05/15/21 (ETM)	70	73,571
5.00%, 11/15/21	165	177,103
5.00%, 11/15/21 (ETM)	70	75,001
Series A, 5.00%, 05/15/21	165	173,722
Series A, 5.00%, 11/15/21	25	26,834
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/21	155	164,024
Series C, 5.00%, 07/15/21	50	52,911
City of Dallas TX GOL, 5.00%, 02/15/21	160	166,680
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/21	65	69,410
Series A, 5.00%, 10/01/21	110	117,462
City of Denton TX GO, 5.00%, 02/15/21	55	57,342
City of Denton TX GOL, 5.00%, 02/15/21	125	130,324
City of El Paso TX GOL, 4.00%, 08/15/21	110	115,137
City of El Paso TX Water & Sewer Revenue RB, 5.00%, 03/01/21	75	78,332
City of Fort Worth TX Water & Sewer System Revenue RB, 5.00%, 02/15/21	80	83,407
City of Garland TX Electric Utility System Revenue RB, 5.00%, 03/01/21	85	88,682
City of Garland TX GOL, 5.00%, 02/15/21	115	119,898
City of Grand Prairie TX GOL, 5.00%, 02/15/21	180	187,666
City of Houston TX Airport System Revenue RB, Series B, 5.00%, 07/01/21	775	819,477
City of Houston TX Combined Utility System Revenue RB Series B, 5.00%, 11/15/21	110	117,988

Security	Par (000)	Value

Texas (continued)
Series C, 5.00%, 05/15/21	$180	$189,419
Series D, 5.00%, 11/15/21	245	262,792
City of Houston TX GOL, Series A, 5.00%, 03/01/21	300	313,194
City of Lubbock TX GOL
4.00%, 02/15/21	420	433,545
5.00%, 02/15/21	190	198,073
City of San Antonio Texas Electric & Gas Systems Revenue RB
4.00%, 02/01/21	300	309,495
5.00%, 02/01/21	505	525,898
City of San Antonio TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/21	250	260,375
City of San Marcos TX GOL, 5.00%, 08/15/21	40	42,494
Clear Creek Independent School District GO, Series A, 5.00%, 02/15/21 (PSF)	100	104,259
Clifton Higher Education Finance Corp. RB, 5.00%, 03/01/21	80	83,413
Conroe Independent School District GO, 5.00%, 02/15/21 (PSF)	40	41,704
County of Denton TX GOL, 5.00%, 07/15/21	125	132,296
County of Fort Bend TX GO, 5.00%, 03/01/21	15	15,658
County of Harris TX GOL
Series A, 5.00%, 08/15/21	55	58,463
Series A, 5.00%, 10/01/21	95	101,477
Series B, 5.00%, 10/01/21	100	106,818
County of Harris TX RB
5.00%, 08/15/21	145	154,062
Series A, 5.00%, 08/15/21	125	132,812
Cypress-Fairbanks Independent School District GO
4.00%, 02/15/21 (PSF)	120	123,883
5.00%, 02/15/21 (PSF)	175	182,454
Series A, 5.00%, 02/15/21 (PSF)	280	291,925
Series C, 5.00%, 02/15/21 (PSF)	100	104,259
Dallas Area Rapid Transit RB
Series A, 5.00%, 12/01/21	225	241,702
Series B, 4.00%, 12/01/21	140	147,864
Series B, 5.00%, 12/01/21	55	59,083
Dallas Independent School District GO, 4.00%, 08/15/21 (PSF)	70	73,357
Dallas/Fort Worth International Airport RB
Series E, 5.00%, 11/01/21	150	160,521
Series F, 5.00%, 11/01/21	180	192,625
Series G, 5.00%, 11/01/21	85	90,962
Denton Independent School District GO, Series A, 5.00%, 08/15/21 (PSF)	100	106,313
DeSoto Independent School District GO, 0.00%, 08/15/21 (PSF)(a)	250	246,030
Edinburg Consolidated Independent School District/TX GO, 4.00%, 02/15/21 (PSF)	100	103,236
Fort Bend Independent School District GO
5.00%, 02/15/21 (PSF)	170	177,240
5.00%, 08/15/21 (PSF)	165	175,416
Fort Worth Independent School District GO, 5.00%, 02/15/21 (PSF)	395	411,823
Frisco Independent School District GO
5.00%, 08/15/21 (PSF)	140	148,838
Series A, 4.50%, 08/15/21 (PSF)	70	73,888
Garland Independent School District GO, 5.00%, 02/15/21 (PSF)	100	104,259

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Grapevine-Colleyville Independent School District GO
5.00%, 08/15/21 (PSF)	$55	$58,472
Series A, 5.00%, 08/15/21	45	47,841
Harris County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/21	30	31,984
Series A, 5.00%, 11/15/21	105	112,238
Harris County Flood Control District RB, Series A, 5.25%, 10/01/21	230	246,588
Harris County Toll Road Authority (The) RB, 5.00%, 08/15/21	150	159,375
Houston Community College System GOL, 5.00%, 02/15/21	230	239,577
Houston Community College System RB, 5.00%, 04/15/21	100	104,833
Houston Independent School District GOL, 5.00%, 02/15/21 (PSF)	250	260,647
Katy Independent School District GO, Series A, 5.00%, 02/15/21 (PSF)	315	328,416
Keller Independent School District/TX GO, Series A, 5.00%, 08/15/21 (PSF)	285	302,992
Laredo Community College District GOL, 5.00%, 08/01/21	65	68,950
Leander Independent School District GO
0.00%, 08/15/21 (PSF)(a)	175	172,247
Series A, 0.00%, 08/15/21 (PSF)(a)	500	492,135
Series B, 0.00%, 08/15/21(a)	150	147,573
Series D, 0.00%, 08/15/21 (PSF)(a)	50	49,214
Lewisville Independent School District GO
Series A, 5.00%, 08/15/21 (PSF)	150	159,469
Series B, 4.00%, 08/15/21	285	298,666
Lone Star College System GOL
5.00%, 02/15/21	285	297,138
Series A, 5.00%, 08/15/21	145	154,154
Longview Independent School District GO, 5.00%, 02/15/21 (PSF)	70	72,981
Lower Colorado River Authority RB
5.00%, 05/15/21	350	368,039
Series A, 5.00%, 05/15/21	355	373,297
Series B, 5.00%, 05/15/21	180	189,277
Magnolia Independent School District/TX GO, 5.00%, 08/15/21	60	63,788
Manor Independent School District GO, 5.00%, 08/01/21 (PSF)	15	15,925
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/21	145	155,196
Series B, 5.00%, 11/01/21	230	246,174
Midland Independent School District GO, 5.00%, 02/15/21 (PSF)	50	52,130
North East Independent School District/TX GO, 5.25%, 02/01/21 (PSF)	115	119,998
North Texas Municipal Water District RB, 5.00%, 06/01/21	900	949,221
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/21	360	383,382
North Texas Tollway Authority RB
6.00%, 01/01/43 (PR 01/01/21)	550	575,366
Series A, 5.00%, 01/01/21	395	409,651
Series A, 5.00%, 09/01/21 (ETM)	20	21,270
Series A, 5.50%, 09/01/36 (PR 09/01/21)	820	878,450
Series D, 5.00%, 09/01/28 (PR 09/01/21)	800	850,784
Series D, 5.00%, 09/01/29 (PR 09/01/21)	155	164,839
Series D, 5.00%, 09/01/32 (PR 09/01/21)	270	287,140
Series D, 5.25%, 09/01/27 (PR 09/01/21)	1,500	1,601,070
Northside Independent School District GO 5.00%, 08/15/21 (PSF)	265	281,729

Security	Par (000)	Value

Texas (continued)
Series A, 4.00%, 08/15/21 (PSF)	$40	$41,918
Northwest Independent School District GO, 5.00%, 02/15/21 (PSF)	40	41,704
Pasadena Independent School District GO, 5.00%, 02/15/21 (PSF)	110	114,685
Permanent University Fund — Texas A&M University System RB, 5.00%, 07/01/21	130	137,517
Permanent University Fund — University of Texas System RB, Series A, 5.00%, 07/01/21	160	169,298
Pflugerville Independent School District GO, 5.00%, 02/15/21 (PSF)	50	52,130
Port Authority of Houston of Harris County Texas GO, Series A, 5.00%, 10/01/21	125	133,394
Richardson Independent School District GO, 4.00%, 02/15/21 (PSF)	300	309,738
San Antonio Water System RB
5.00%, 05/15/21	100	105,352
Series A, 5.00%, 05/15/21	50	52,676
Series A, 5.00%, 05/15/21 (ETM)	5	5,262
Series B, 5.00%, 05/15/21	160	168,563
Santa Fe Independent School District/TX GO, 5.00%, 02/15/21 (PSF)	345	359,694
South Texas College GOL, 5.00%, 08/15/21	70	74,419
Southwest Higher Education Authority Inc. RB, 5.00%, 10/01/21	140	149,474
Spring Branch Independent School District GO, Series B, 5.00%, 02/01/21 (PSF)	115	119,715
Spring Independent School District GO, 5.00%, 08/15/21 (PSF)	250	265,782
State of Texas GO
5.00%, 04/01/21	490	513,442
5.00%, 10/01/21	545	582,251
Series A, 5.00%, 04/01/21	500	523,920
Series A, 5.00%, 08/01/21	35	37,154
Series A, 5.00%, 10/01/21	130	138,885
Series C, 5.00%, 08/01/21	20	21,231
Series D, 5.00%, 05/15/21	200	210,572
Series G, 5.00%, 08/01/21	100	106,154
Tarrant County Cultural Education Facilities Finance Corp. RB, 5.00%, 12/01/21	90	96,595
Tarrant Regional Water District RB
5.00%, 03/01/21	120	125,330
6.00%, 09/01/21	250	269,975
Series A, 5.00%, 03/01/21	65	67,887
Texas Public Finance Authority RB, 5.00%, 02/01/21	350	364,311
Texas State University System RB
4.50%, 03/15/21	15	15,594
5.00%, 03/15/21	125	130,637
Series A, 5.00%, 03/15/21	1,000	1,045,100
Texas Transportation Commission State Highway Fund RB
5.00%, 10/01/21	585	624,686
Series A, 5.00%, 04/01/21	680	712,286
Texas Water Development Board RB
Series A, 5.00%, 04/15/21	230	241,286
Series A, 5.00%, 10/15/21	275	293,945
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/21	195	206,760
Tyler Independent School District GO, 5.00%, 02/15/21 (PSF)	150	156,388
University of Houston RB, Series A, 5.00%, 02/15/21	150	156,311

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
University of North Texas System RB
5.00%, 04/15/21	$225	$236,097
Series A, 5.00%, 04/15/21	40	41,973
University of Texas System (The) RB
Series A, 4.00%, 08/15/21	90	94,315
Series B, 4.00%, 08/15/21	80	83,836
Series B, 5.00%, 08/15/21	155	164,785
Series C, 5.00%, 08/15/21	280	297,676
Series D, 5.00%, 08/15/21	150	159,469
Series I, 5.00%, 08/15/21	260	276,414

		33,962,016

Utah — 1.0%
Central Utah Water Conservancy District GOL, Series C, 5.00%, 04/01/21	105	110,048
County of Salt Lake UT RB, Series A, 5.00%, 02/01/21	75	78,090
Intermountain Power Agency RB, 5.00%, 07/01/21	185	195,697
Metropolitan Water District of Salt Lake & Sandy RB, Series A, 4.00%, 07/01/21	100	104,443
State of Utah GO
5.00%, 07/01/21	250	264,600
Series 2011-A, 5.00%, 07/01/24 (PR 07/01/21)	860	910,104
Series A, 4.00%, 07/01/21	35	36,555
Series A, 5.00%, 07/01/22 (PR 07/01/21)	95	100,535
Series A, 5.00%, 07/01/26 (PR 07/01/21)	400	423,304
University of Utah (The) RB, Series A, 5.00%, 08/01/21	175	185,769
Utah State Building Ownership Authority RB, 5.00%, 05/15/21	415	437,049
Utah Transit Authority RB, Series A, 5.00%, 06/15/21	105	110,792

		2,956,986

Vermont — 0.2%
Vermont Municipal Bond Bank RB, Series 3, 5.00%, 12/01/21	565	607,686

Virginia — 6.7%
City of Alexandria VA GO, 5.00%, 07/15/21 (SAW)	35	37,100
City of Norfolk VA GO, 5.00%, 08/01/21 (SAW)	80	84,948
City of Norfolk VA Water Revenue RB, 5.00%, 11/01/21	150	160,818
City of Virginia Beach VA GO, Series B, 5.00%, 09/15/21 (SAW)	75	80,015
Commonwealth of Virginia GO, Series A, 5.00%, 06/01/21	140	147,694
County of Arlington VA GO
Series A, 4.00%, 08/01/29 (PR 08/01/21)	2,000	2,092,260
Series A, 5.00%, 08/01/21	155	164,587
Series A, 5.00%, 08/15/21	210	223,325
Series C, 5.00%, 08/15/22 (PR 02/15/21) (SAW)	1,100	1,146,970
County of Chesterfield VA GO, Series B, 5.00%, 01/01/21 (SAW)	200	207,548
County of Fairfax VA GO
Series A, 5.00%, 10/01/21 (SAW)	100	106,853
Series A, 5.00%, 10/01/25 (PR 10/01/21) (SAW)	1,250	1,335,662
Series A, 5.00%, 10/01/29 (PR 10/01/21) (SAW)	1,100	1,175,383
Series B, 5.00%, 04/01/21 (SAW)	115	120,515
Series C, 5.00%, 10/01/21 (SAW)	350	373,986
County of Fairfax VA Sewer Revenue RB, 5.00%, 07/15/24 (PR 07/15/21)	580	614,719
County of Henrico VA GO, 5.00%, 07/15/21	380	402,804
County of Loudoun VA GO
5.00%, 12/01/21	40	43,022
5.00%, 12/01/21 (SAW)	170	182,844
Series A, 5.00%, 12/01/21 (SAW)	475	510,886
Fairfax County Economic Development Authority RB, Series A, 5.00%, 10/01/21	80	85,441

Security	Par (000)	Value

Virginia (continued)
University of Virginia RB, Series B, 5.00%, 08/01/21	$435	$461,835
Virginia College Building Authority RB
Series 2, 5.00%, 09/01/21	85	90,521
Series A, 5.00%, 02/01/21	705	733,905
Series A, 5.00%, 09/01/21	600	638,970
Series E-1, 5.00%, 02/01/21	170	176,970
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/21	100	104,590
5.00%, 05/15/21	825	868,502
5.00%, 09/15/21	820	874,424
5.00%, 05/15/25 (PR 05/15/21) (SAP)	1,175	1,237,263
5.00%, 05/15/32 (PR 05/15/21) (SAP)	1,600	1,684,784
Series B, 5.00%, 03/15/21	130	135,967
Series B, 5.00%, 09/15/21	75	79,978
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/21	820	870,717
Series B, 5.00%, 08/01/21	395	419,431
Virginia Public School Authority RB
5.00%, 01/15/21 (SAW)	125	129,859
5.00%, 08/01/21 (SAW)	300	318,370
Series A, 5.00%, 08/01/21 (SAW)	35	37,138
Series B, 4.00%, 08/01/26 (PR 08/01/21) (NPFGC)	525	549,218
Series B, 5.00%, 08/01/21 (NPFGC)	185	196,299
Series IV, 5.00%, 04/15/21	105	110,152
Virginia Resources Authority RB
5.00%, 10/01/21	385	411,580
5.00%, 11/01/21	655	702,481
Series B, 5.00%, 11/01/21	240	257,398
Series B, 5.00%, 11/01/21 (SAW)	30	32,175
Series C, 5.00%, 11/01/21	100	107,249

		20,527,156

Washington — 6.2%
Auburn School District No. 408 of King & Pierce Counties GO, Series B, 4.00%, 12/01/21 (GTD)	75	79,255
Central Puget Sound Regional Transit Authority RB
Series P-1, 5.00%, 02/01/21	165	171,782
Series S-1, 5.00%, 11/01/21	300	321,582
City of Bellevue WA GOL, 5.00%, 12/01/21	525	564,564
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 04/01/21	115	120,474
City of Seattle WA GO, 5.00%, 12/01/21	460	494,578
City of Seattle WA GOL
4.50%, 03/01/21	50	51,960
5.00%, 09/01/21	110	117,126
5.00%, 11/01/21	425	455,421
City of Seattle WA Municipal Drainage & Wastewater Revenue RB, 5.00%, 09/01/21	70	74,523
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/21	295	314,160
Series A, 5.00%, 02/01/21	100	104,100
Series B, 5.00%, 04/01/21	300	314,352
Series C, 5.00%, 09/01/21	75	79,871
City of Seattle WA Water System Revenue RB
5.00%, 05/01/21	120	126,121
5.00%, 09/01/21	700	745,234
City of Tacoma WA Electric System Revenue RB, Series A, 5.00%, 01/01/21	250	259,295
City of Vancouver WA GOL, Series B, 5.00%, 12/01/21	245	263,463
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/21	205	212,489
County of Clark WA GOL, 5.00%, 12/01/21	50	53,768

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
County of King WA GO, 5.00%, 12/01/21	$125	$134,420
County of King WA GOL
5.00%, 01/01/21	50	51,883
5.00%, 06/01/21	80	84,386
5.00%, 07/01/21	160	169,322
5.00%, 12/01/21	60	64,522
Series B, 5.00%, 12/01/21	115	123,666
Series E, 4.00%, 06/01/21	100	104,168
County of King WA Sewer Revenue RB
Series A, 5.00%, 01/01/21	80	83,012
Series B, 4.00%, 01/01/21	150	154,293
Series B, 5.00%, 07/01/21	325	343,934
Series B, 5.00%, 01/01/31 (PR 01/01/21)	1,560	1,617,283
Series C, 5.00%, 01/01/35 (PR 01/01/21)	210	217,906
County of Pierce WA GOL, Series A, 5.00%, 08/01/21	115	122,094
County of Snohomish WA GOL, 5.00%, 12/01/21	150	161,304
Energy Northwest RB, Series A, 5.00%, 07/01/21	1,885	1,993,991
Franklin County School District No. 1 Pasco GO, 4.00%, 12/01/21 (GTD)	180	190,111
King County Public Hospital District No. 2 GO, 5.00%, 12/01/21	50	53,768
King County School District No. 405 Bellevue GO, Series A, 5.00%, 12/01/21 (GTD)	175	188,155
Lewis County Public Utility District No. 1 RB, 5.00%, 10/01/21	45	48,084
Pierce County School District No. 416 White River GO, 5.00%, 12/01/21 (GTD)	50	53,740
Pierce County School District No. 83 University Place GO, 4.00%, 12/01/21 (GTD)	100	105,673
Port of Seattle WA RB
Series A, 4.00%, 08/01/21	140	146,395
Series A, 5.00%, 08/01/21	150	159,069
Series A, 5.25%, 07/01/21 (NPFGC)	235	249,408
Series B, 5.00%, 03/01/21	165	172,202
Public Utility District No. 1 of Cowlitz County WA RB, Series A, 5.00%, 09/01/21	25	26,587
Snohomish County Public Utility District No. 1 RB, 4.00%, 12/01/21	195	206,172
Snohomish County School District No. 15 Edmonds GO, 5.00%, 12/01/21 (GTD)	180	193,463
Snohomish County School District No. 2 Everett GO
4.00%, 12/01/21 (GTD)	100	105,710
5.00%, 12/01/21 (GTD)	210	225,786
State of Washington COP
5.00%, 07/01/21	100	105,768
Series A, 5.00%, 07/01/21	455	481,244
Series B, 4.00%, 07/01/21	225	234,835
State of Washington GO
5.00%, 08/01/21	115	122,130
Series 03-C, 0.00%, 06/01/21 (NPFGC)(a)	115	113,581
Series 2016A, 5.00%, 07/01/21	240	254,052
Series A, 5.00%, 07/01/21	250	264,637
Series A, 5.00%, 08/01/21	100	106,200
Series A, 5.00%, 08/01/29 (PR 08/01/21)	1,200	1,273,104
Series B, 5.00%, 07/01/21	160	169,368
Series B, 5.00%, 08/01/21	270	286,740
Series C, 0.00%, 06/01/21 (NPFGC)(a)	200	197,532
Series C, 5.00%, 06/01/21	100	105,510
Series D, 5.00%, 07/01/21	100	105,855
Series R, 5.00%, 07/01/21	255	269,930
Series R-2013A, 5.00%, 07/01/21	135	142,904

Security	Par (000)	Value

Washington (continued)
Series R-2015, 5.00%, 07/01/21	$215	$227,588
Series R-2015E, 5.00%, 07/01/21	515	545,153
State of Washington RB
Series C, 5.00%, 09/01/21	385	409,879
Series F, 5.00%, 09/01/21	215	228,893
University of Washington RB
5.00%, 07/01/21	35	37,029
Series A, 5.00%, 04/01/21	220	230,498
Series A, 5.00%, 07/01/21	430	454,927
Series B, 5.00%, 06/01/21	25	26,364
Series C, 5.00%, 07/01/21	55	58,188
Washington State University RB, 5.00%, 04/01/21	95	99,500

		19,026,034

West Virginia — 0.4%
State of West Virginia GO
5.00%, 11/01/21	200	214,352
Series A, 5.00%, 11/01/21	385	412,628
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/21	100	106,364
West Virginia State School Building Authority Lottery RB, Series A, 5.00%, 07/01/21	175	184,992
West Virginia University RB, Series B, 5.00%, 10/01/21	25	26,675
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/21	100	105,855

		1,050,866

Wisconsin — 2.0%
City of Milwaukee WI GO
5.00%, 05/01/21	25	26,272
Series N-3, 5.00%, 05/15/21	95	99,985
Milwaukee County Metropolitan Sewer District GO, Series A, 5.25%, 10/01/21	150	160,792
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 4.00%, 06/01/21 (ETM)	255	265,628
Series 1, 5.00%, 06/01/21 (ETM)	100	105,414
Series 2, 5.00%, 06/01/21 (ETM)	30	31,645
State of Wisconsin Environmental Improvement Fund Revenue RB, 5.00%, 06/01/21	425	448,592
State of Wisconsin GO
5.00%, 05/01/21	205	215,562
Series 1, 5.00%, 05/01/21	635	667,715
Series 1, 5.00%, 11/01/21	345	369,881
Series 2, 4.00%, 11/01/21	335	353,381
Series 2, 5.00%, 05/01/21	155	162,986
Series 2, 5.00%, 11/01/21	505	541,421
Series 3, 5.00%, 11/01/21	605	648,633
Series B, 5.00%, 05/01/21	50	52,576
Wisconsin Department of Transportation RB
First Series, 5.00%, 07/01/21	405	428,478
Series 1, 5.00%, 07/01/21	545	576,594
Series 2, 5.00%, 07/01/21	495	523,695
Wisconsin Health & Educational Facilities Authority RB, 4.00%, 11/15/21	50	52,713
WPPI Energy RB, Series A, 5.00%, 07/01/21	385	406,648

		6,138,611

Total Municipal Debt Obligations — 98.7% (Cost: $298,189,621)		301,203,209

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® iBonds® Dec 2021 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 0.81%(d)(e)	258	$258,388

Total Short-Term Investments — 0.1% (Cost: $258,362)		258,388

Total Investments in Securities — 98.8% (Cost: $298,447,983)		301,461,597

Other Assets, Less Liabilities — 1.2%		3,765,656

Net Assets — 100.0%		$305,227,253

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: MuniCash	387	(129)	258	$258,388	$1,641	$19		$10

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$301,203,209	$—	$301,203,209
Money Market Funds	258,388	—	—	258,388

	$258,388	$301,203,209	$—	$301,461,597

Portfolio Abbreviations — Fixed Income

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

MO	Moral Obligation

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation